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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA          2/13/13
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   44
                                        --------------------

Form 13F Information Table Value Total:            $ 571,637
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5              COLUMN 6 COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
           ISSUER            TITLE OF CLASS   CUSIP   VALUE (x1000)   SH/PRN   SH/PRN PUT/ INVSTMT   OTHER   SOLE   SHARED    NONE
                                                                      AMOUNT          CALL DISCRTN    MGRS
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC           COM       026874784        15,900    450,420   SH        OTHER          01    0    450,420     0
APPLE INC                         COM       037833100        26,256     49,338   SH        OTHER          01    0     49,338     0
ASCENA RETAIL GROUP INC           COM       04351G101        16,846    912,058   SH        OTHER          01    0    912,058     0
BANK OF AMERICA CORPORATION       COM       060505104        15,715  1,353,610   SH        OTHER          01    0  1,353,610     0
BANK OF AMERICA CORPORATION       WTS       060505146         2,353    434,170   SH   CALL OTHER          01    0    434,170     0
CLEARWIRE CORP NEW                COM       18538Q105        37,989 13,145,106   SH        OTHER          01    0 13,145,106     0
COMERICA INC                      COM       200340107        45,899  1,512,820   SH        OTHER          01    0  1,512,820     0
DISH NETWORK CORP                 COM       25470M109        26,021    714,861   SH        OTHER          01    0    714,861     0
DUNKIN BRANDS GROUP INC           COM       265504100         2,323     70,009   SH        OTHER          01    0     70,009     0
FIFTH THIRD BANCORP               COM       316773100        12,060    793,414   SH        OTHER          01    0    793,414     0
FIRST CALIFORNIA FINANCIAL G      COM       319395109           435     56,300   SH        OTHER          01    0     56,300     0
GAMESTOP CORP NEW                 COM       36467W109         2,299     91,638   SH        OTHER          01    0     91,638     0
GILEAD SCIENCES INC               COM       375558103        16,983    231,220   SH        OTHER          01    0    231,220     0
GLOBALSTAR INC                    COM       378973408           519  1,700,000   SH        OTHER          01    0  1,700,000     0
GRAINGER W W INC                  COM       384802104         3,673     18,150   SH        OTHER          01    0     18,150     0
GREEN MTN COFFEE ROASTERS IN      COM       393122106         1,651     39,944   SH        OTHER          01    0     39,944     0
HANMI FINL CORP                   COM       410495204         3,501    257,600   SH        OTHER          01    0    257,600     0
HERSHEY CO                        COM       427866108         5,370     74,360   SH        OTHER          01    0     74,360     0
JPMORGAN CHASE & CO               COM       46625H100        21,884    497,710   SH        OTHER          01    0    497,710     0
JPMORGAN CHASE & CO               WTS       46634E114         3,542    298,675   SH   CALL OTHER          01    0    298,675     0
KEYCORP NEW                       COM       493267108        35,890  4,262,489   SH        OTHER          01    0  4,262,489     0
LAMAR ADVERTISING CO              COM       512815101         7,787    200,944   SH        OTHER          01    0    200,944     0
MANHATTAN ASSOCS INC              COM       562750109         2,579     42,733   SH        OTHER          01    0     42,733     0
MCGRAW HILL COS INC               COM       580645109        20,023    366,253   SH        OTHER          01    0    366,253     0
METROPCS COMMUNICATIONS INC       COM       591708102        22,278  2,241,240   SH        OTHER          01    0  2,241,240     0
MONDELEZ INTL INC                 COM       609207105        13,181    517,870   SH        OTHER          01    0    517,870     0
NATURAL GROCERS BY VITAMIN C      COM       63888U108         7,990    418,527   SH        OTHER          01    0    418,527     0
NIELSEN HOLDINGS N V              COM       N63218106         9,336    305,183   SH        OTHER          01    0    305,183     0
OLD DOMINION FGHT LINES INC       COM       679580100         9,655    281,642   SH        OTHER          01    0    281,642     0
OLD REP INTL CORP                 COM       680223104         4,695    440,800   SH        OTHER          01    0    440,800     0
PACWEST BANCORP DEL               COM       695263103         5,796    233,990   SH        OTHER          01    0    233,990     0
PETSMART INC                      COM       716768106         6,373     93,259   SH        OTHER          01    0     93,259     0
PRECISION CASTPARTS CORP          COM       740189105        17,150     90,542   SH        OTHER          01    0     90,542     0
PVH CORP                          COM       693656100        11,149    100,431   SH        OTHER          01    0    100,431     0
QUALCOMM INC                      COM       747525103        14,004    226,390   SH        OTHER          01    0    226,390     0
REALOGY HLDGS CORP                COM       75605Y106        14,929    355,792   SH        OTHER          01    0    355,792     0
REGIONS FINL CORP NEW             COM       7591EP100         8,058  1,130,200   SH        OTHER          01    0  1,130,200     0
SHERWIN WILLIAMS CO               COM       824348106        25,320    164,605   SH        OTHER          01    0    164,605     0
SVB FINL GROUP                    COM       78486Q101         4,976     88,900   SH        OTHER          01    0     88,900     0
TIME WARNER CABLE INC             COM       88732J207         7,976     82,071   SH        OTHER          01    0     82,071     0
TJX COS INC NEW                   COM       872540109        14,887    350,692   SH        OTHER          01    0    350,692     0
UNIVERSAL HLTH SVCS INC           COM       913903100        12,347    255,373   SH        OTHER          01    0    255,373     0
WESTERN ALLIANCE BANCORP          COM       957638109         5,422    514,950   SH        OTHER          01    0    514,950     0
WHIRLPOOL CORP                    COM       963320106        28,617    281,251   SH        OTHER          01    0    281,251     0